Intangible asset (Details Narrative) - CAD ($)			1 Months Ended			12 Months Ended
	Dec. 13, 2021	Jun. 13, 2019	Dec. 31, 2019	Nov. 15, 2019	Oct. 28, 2019	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Number of common shares issued for intangible assets (in shares)			500,000			2,661,881
Brown [member]
IfrsStatementLineItems [Line Items]
Purchase of intangible assets		$ 250,000	$ 250,000	$ 250,000	$ 250,000
Number of common shares issued for intangible assets (in shares)		500,000
Brown [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of intangible assets	$ 50,000